Other Intangible Assets, Net (Details) - Schedule of Finite-Lived Intangible Assets - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Original amounts:
Intangible asset, Gross	$ 87,726	$ 77,353
Accumulated amortization:
Intangible assets, Accumulated amortization	48,630	43,318
Other intangible assets, net	$ 39,096	34,035
Customer relationships [Member]
Original amounts:
Weighted average remaining useful life (years)	7 years 73 days
Intangible asset, Gross	$ 32,407	23,409
Accumulated amortization:
Intangible assets, Accumulated amortization	$ 15,905	14,673
Technology [Member]
Original amounts:
Weighted average remaining useful life (years)	3 years 219 days
Intangible asset, Gross	$ 55,319	53,944
Accumulated amortization:
Intangible assets, Accumulated amortization	$ 32,725	$ 28,645